UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

FOR REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1. Schedule of Investments.

Schedule of Investments (a)

December 31, 2016

Asset Backed Securities — 0.93%		Value
Name of Issuer	Principal	(Note B)
Airline Lease — 0.93%
Aircraft Fin Trust, 1.18389%, 5/15/24	$17,573,793	$3,426,890
Total Asset Backed Securities — (cost - $7,644,600)		$3,426,890

Convertible Bonds — 2.40%		Value
Name of Issuer	Principal	(Note B)
Energy/Natural Resources — 2.40%
Comstock Resources, Inc. PIK, 7.75%, 4/01/19	$10,000,000	8,800,000
Total Convertible Bonds — (cost - $10,017,222)		$8,800,000

Corporate Bonds & Notes — 62.12%		Value
Name of Issuer	Principal	(Note B)
Automobile & Truck — 0.38%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	1,385,625
Chemicals — 3.48%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	12,781,875
Coal — 0.75%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	2,737,500
Construction & Farming — 3.24%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	11,911,250
Electrical Components & Equipment — 0.93%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	3,400,000
Electrical Utility — 1.48%
Homer City Funding LLC, 8.137%, 10/01/19	12,633,042	5,432,208
Energy/Natural Resources — 9.30%
Clayton Williams Energy, 7.75%, 4/01/19	28,000,000	28,140,000
Forest Oil Corporation, 7.25%, 6/15/19 (b)	29,500,000	0
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	345,000
Stone Energy Corp., 7.5%, 11/15/22	2,000,000	1,200,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	4,480,000

		34,165,000
Financial Services Misc. — 1.93%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,087,500

Food Processing — 3.03%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	10,824,000	11,148,720
Gaming — 6.52%
Chester Downs & Marina LLC, 9.25%, 2/01/20 (d)	10,000,000	9,600,000
Greektown Superholdings, 8.875%, 3/15/19 (d)	8,750,000	9,198,438
Isle of Capri Casinos, 5.875%, 3/15/21	5,000,000	5,175,000

		23,973,438
Health Care Facility — 2.69%
Community Health Systems, Inc., 5.125%, 8/15/18	10,100,000	9,898,000
Homebuilders — 0.30%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	599,717
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	520,625

		1,120,342
Metals & Mining — 4.03%
American Gilsonite Co., 11.5%, 9/01/17 (d)	15,980,000	10,227,200
International Wire Group, 10.75, 8/01/21 (d)	4,880,000	4,587,200

		14,814,400
Miscellaneous Manufacturing — 0.84%
Park-Ohio Industries, Inc., 8.125%, 4/01/21	3,000,000	3,097,500
Oil & Gas Drilling — 1.78%
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	6,525,000
Paper/Forest Products — 5.28%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	2,008,125
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	17,375,000

		19,383,125
Retail Stores — 2.46%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	6,060,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	2,991,550

		9,051,550
Systems Software — 3.46%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	8,500,000	8,457,500
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	4,500,000	4,252,500

		12,710,000
Telecom Equipment — 6.51%
Nortel Networks LTD, 10.75%, 7/15/16 (b) (c)	23,850,000	23,909,625
Tobacco — 1.38%
Alliance One International, Inc., 8.5%, 4/15/21 (d)	5,000,000	5,075,000

Transportation — 2.35%
Jack Cooper Holdings Corp., 9.25%, 6/01/20	20,000,000	8,650,000
Total Corporate Bonds & Notes — (cost - $372,302,726)		$228,257,658

Foreign Bonds — 0.86%		Value
Name of issuer	Principal	(Note B)
Republic of Argentina GDP Linked Security, FRN, 12/15/35 (b)	$34,386,574	$3,163,565

Total Foreign Bonds — (cost - $1,423,421)		$3,163,565

Common & Preferred Stocks — 21.03%	Number of	Value
Name of issuer	Shares	(Note B)
Banks / Money Centers — 6.74%
Citigroup, Inc.	416,930	$24,778,150
Diversified Chemicals — 3.09%
NL Industries (b)	510,200	4,158,130
Reichhold Cayman L.P. (b) (e)	15,438	7,200,746

		11,358,876
Energy / Natural Resources — 3.33%
Energy XXI Gulf Coast, Inc. (b)	451,901	12,071,896
Swift Energy Co. (b)	4,889	164,759

		12,236,655
Food Processing — 1.77%
Viskase Cos., Inc. (b)	2,096,128	6,497,997
Metals & Mining — 1.39%
Horsehead Holding LLC (b) (f)	14,659	5,130,650
Ormet Corp. (b)	372,638	149

		5,130,799
Manufacturing — 3.82%
Amtrol, Inc. (b) (e) (f)	7,131	8,275,476
Amtrol, Inc. PFD (b) (e) (f)	1,068	5,755,943

		14,031,419
Oil & Gas Drilling — 0.06%
Key Energy Services, Inc. (b) (f)	6,503	207,771
Retail Food Chain — 0.81%
Romacorp, Inc. (b) (e) (f)	82,220	2,959,920
Transportation — 0.02%
Groupe Eurotunnel SA	5,424	51,148
Groupe Eurotunnel SA	1,925	18,153

		69,301

Total Common & Preferred Stocks — (cost - $71,175,066)		$77,270,888

Warrants — 0.04%		Value
Name of issuer	Principal	(Note B)
Energy XXI Gulf Coast, Inc. (b)	$22,515	$147,254

Total Warrants — (cost - $816,502)		$147,254

Repurchase Agreement — 11.31%
State Street Bank & Trust Co. 0.01% dated 12/30/2016, to be repurchased at $41,541,048 on 1/03/2017 (g)
Total Repurchase Agreement — (cost - $41,541,002)		41,541,002
Total Investments — 98.69% (cost - $504,920,539)		$362,607,257

Net Other Assets and Liabilities — 1.31%		$4,815,905

Net Assets — 100%		$367,423,162

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of the date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $120,441,858 which represents 32.78% of total net assets. All of these securities are deemed liquid.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of December 31, 2016 was $24,192,085 which represents 6.58% of total net assets.
(f)	All or a portion the security is restricted. The Trust may acquire unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may be illiquid.

The aggregate market value of restricted securities as of December 31, 2016 was $22,241,035 which represents 6.05% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amtrol, Inc.	6/22/2007 - 12/2/2014	$6,951,542
Amtrol, Inc. PFD	12/14/12	$1,068,000
Horsehead Holding LLC	7/19/12 - 9/30/16	$8,474,521
Key Energy Services, Inc.	3/1/2011	$ 38,357
Romacorp, Inc.	11/15/06	$ 4,118,756

(g)	Collateralized by $27,277,330 of US Treasury Notes 1.75% due 09/30/2019; $15,099,494 of US Treasury Notes 1.625% due 06/30/2019

PIK Payment in Kind

FRN Floating Rate Note

PFD Preferred Security

Investment Valuation

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of December 31, 2016, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	12/31/2016
Corporate Bonds & Notes	$—	$228,257,658	$—	$228,257,658
Common & Preferred Stock	$29,308,959	$23,769,844	$24,192,085	$77,270,888
Convertible Bonds	$—	$8,800,000	$—	$8,800,000
Asset Backed Security	$—	$3,426,890	$—	$3,426,890
Foreign Bonds	$—	$3,163,565	$—	$3,163,565
Warrants	$—	$147,254	$—	$147,254
Repurchase Agreement	$—	$41,541,002	$—	$41,541,002

	$29,308,959	$309,106,213	$24,192,085	$362,607,257

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of December 31, 2016, there was one transfer from Level 3 to Level 2 due to an increase of observable inputs.

At December 31, 2016, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds & Notes	Common & PFD Stock	Totals as of 12/31/2016
Beginning Balance @ 9/30/16	$614,456	$28,956,260	$29,570,716
Purchases	$—	$—	$—
Sales	$(614,456)	$—	$(614,456)
Realized Gain(Loss)	$(7,404,403)	$—	$(7,404,403)
Net Change in Unrealized
Appreciation/(Depreciation)	$7,404,403	$366,475	$7,770,878
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	$—	$(5,130,650)	$(5,130,650)

Ending Balance @ 12/31/16	$—	$24,192,085	$24,192,085

Change in Unrealized Gain / (Loss) for Positions Still Held at December 31, 2016
Corporate Bonds, Notes and
Preferred Securities	$—
Common & Preferred Stocks	$—

Totals	$—

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of December 31, 2016:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Equity
Diversified Chemicals	$7,200,746	Market Approach (2)	Recovery Rate	not applicable	Increase
Misc Manufacturing	$14,031,419	Market Approach (2)	Recovery Rate	not applicable	Increase
Retail Food Chains	$2,959,920	Recent Transaction	not applicable	not applicable	Increase
		Price (3)

	$24,192,085

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2)	A market approach using the value of the underlying assets of the company.
(3)	Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Other Information

Income Tax Information

At December 31, 2016 the cost of investment securities for income tax purposes was $504,758,286. Net unrealized depreciation aggregated ($142,151,029) of which $27,145,991 related to appreciated investment securities and ($169,297,020) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: March 1, 2017

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: March 1, 2017

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: March 1, 2017